Shareholder Report, Holdings (Details) - Philotimo Focused Growth and Income Fund [Member]	Mar. 31, 2025
Compass, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
The RealReal, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%
Barnes & Noble Education, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.14%
Allot Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%
EZCorp, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%
Inspired Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Immersion Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%
Lucky Strike Entertainment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
RH [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
Quipt Home Medical Corp[Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Consumer Discretionary - Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.37%
Consumer Discretionary - Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.23%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.82%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
Closed-End Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%
Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%